Trade receivables - Movement in provision for trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance as of January 1	$ 3,893
Balance as of December 31	4,674	$ 3,893
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance as of January 1	1,770
Balance as of December 31	1,736	1,770
Trade receivables | Provision
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance as of January 1	(44)	(57)	$ (55)
Provisions for doubtful trade receivables charged to the Consolidated Income Statement	(24)	(26)	(40)
Utilization of provisions for doubtful trade receivables	6	14	7
Reversal of provisions for doubtful trade receivables	19	26	28
Currency translation effects	2	(1)	3
Balance as of December 31	$ (41)	$ (44)	$ (57)